Biological assets - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Reconciliation of changes in biological assets
Biological assets at balance	$ 18,725	$ 7,331
Changes in fair value less costs to sell due to biological transformation	115,255	40,607
Production costs capitalized	131,561	47,747
Transferred to inventory upon harvest	(237,200)	(76,960)
Biological assets at balance	$ 28,341	$ 18,725